Taxes on Income (Details) - Schedule of Taxes on Income (Tax Benefit) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Taxes on Income (Tax Benefit) [Abstract]
Current	$ 4	$ 6	$ 2
Other			(41)
Provision for deferred income taxes	4	6	(39)
Domestic			(41)
Foreign	4	6	2
Taxes on income (tax benefit)	$ 4	$ 6	$ (39)